Assets/Liabilities for Insurance Contracts - Summary of Debts with Insureds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Total	$ 813,337	$ 808,659
Property & casualty [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	470,063	369,850
Property & casualty [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	278,589	204,885
Property & casualty [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	9,266	7,855
Property & casualty [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	2,467	2,954
Property & casualty [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	13,084	8,758
Property & casualty [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	716	5,054
Property & casualty [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	146,423	140,344
Property & casualty [member] | Others [member]
Disclosure of types of insurance contracts [line items]
Equity Insurance	19,518	0
Life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	343,150	438,809
Life insurance contracts [member] | Direct Administrative Insurance [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	277,999	337,142
Life insurance contracts [member] | Direct Insurance in Lawsuits [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	20,964	18,789
Life insurance contracts [member] | Direct Insurance in Mediation [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	7,418	12,057
Life insurance contracts [member] | Settled Claims Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	1,619	39,980
Life insurance contracts [member] | Pending Claims, Active Reinsurance and Retrocession [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	21,584	18,035
Life insurance contracts [member] | Claims Incurred but not Reported (IBNR) [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	13,566	11,921
Life insurance contracts [member] | Redemptions Payable [member]
Disclosure of types of insurance contracts [line items]
Life Insurance	0	885
Retirement insurance [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	124	0
Retirement insurance [member] | Annuities Payable in Arrears [member]
Disclosure of types of insurance contracts [line items]
Retirement Insurance	$ 124	$ 0